Description of Organization and Business Operations - Additional Information (Detail) - USD ($)		1 Months Ended			3 Months Ended	12 Months Ended
	Feb. 15, 2018	Feb. 28, 2018	Feb. 15, 2018	Dec. 31, 2017	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 11, 2020	Feb. 06, 2020
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Date of incorporation					Nov. 29, 2017	Nov. 29, 2017	Nov. 29, 2017
Gross proceeds from initial public offering	$ 200,000,000						$ 200,000,000
Offering costs							11,945,186
Deferred underwriting commissions					$ 7,000,000	$ 7,000,000	7,000,000
Proceeds from sale of private placement units	$ 6,000,000						$ 6,000,000
Minimum percentage of fair market value of business acquisition to trust account balance	80.00%		80.00%
Minimum ownership percentage to be acquired for not to be registered as an investment company	50.00%		50.00%
Net tangible assets	$ 5,000,001		$ 5,000,001
Shares redemption obligation percentage					100.00%	100.00%	100.00%
Period for business combination from closing of Initial Public Offering					24 months	24 months	24 months
Interest to pay dissolution expenses					$ 100,000	$ 100,000	$ 100,000
Business combination and initial public offering completion period description					If the Company is unable to complete a Business Combination by July 31, 2020 (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its income taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.	If the Company is unable to complete a Business Combination within 24 months from the closing of the Initial Public Offering, or July 31, 2020 (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its income taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.	If the Company is unable to complete a Business Combination within 24 months from the closing of the Initial Public Offering, or July 31, 2020 (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its income taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.
Amount available in operating bank account					$ 200	$ 200	$ 550,000
Interest available					693,000	7,200,000	3,100,000
Working capital					$ 6,300,000	$ 4,800,000	$ 585,000
Proceeds from issuance of shares				$ 25,000
DMS [Member]
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Common stock per share price									$ 10.00
Common stock subscription by the investors									$ 100,000,000
Class A Ordinary Shares [Member]
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Common stock per share price				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Number of Class A ordinary shares exercised				0	1,068,674	965,091	833,372
Class A Ordinary Shares [Member] | DMS [Member]
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Common stock per share price	$ 10.00		$ 10.00
Percentage of Voting Interests Acquired									40.00%
Number of Class A ordinary shares exercised								687,193
Redemption Price Per Share								$ 10.38
Aggregate redemption amount of ordinary shares								$ 7,130,000
Percentage on Common stock outstanding								3.40%
Percentage on Redemption of Class A ordinary shares								96.60%
Common stock in trust account								$ 200,400,000
Class B Ordinary Shares [Member]
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Common stock per share price				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Number of Class A ordinary shares exercised		5,750,000		5,750,000	5,000,000	5,000,000	5,000,000
Business Combination Agreement, surrender and forfeit					1,500,000
Common stock, vote per share					1
Common Class C [Member]
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Common stock per share price					$ 0.001
Clairvest Group [Member]
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Percentage of Voting Interests Acquired									46.00%
Clairvest Group [Member] | DMS [Member]
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Percentage of Voting Interests Acquired									54.00%
PIPE Investment [Member]
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Sale of stock price per unit						$ 10.00
Proceeds from issuance of shares						$ 100,000,000
Number of shares issued						10,000,000
Sponsor [Member]
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Proceeds from sale of private placement units					$ 6,000,000	$ 6,000,000	$ 6,000,000
Common stock per share price					$ 10.00	$ 10.00	$ 10.00
Proceeds from issuance of shares					$ 25,000	$ 25,000
Loans from sponsor					$ 325,000	$ 325,000
Loan repayment date					Feb. 20, 2018	Feb. 20, 2018
General and administrative expenses paid by sponsor					$ 1,000,000	$ 387,000
Sponsor [Member] | Maximum [Member]
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Loans from sponsor					$ 1,500,000	$ 1,500,000	$ 1,500,000
IPO [Member]
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Sale of units in initial public offering	20,000,000
Sale of stock price per unit	$ 10.00		10.00
Offering costs							11,900,000
Deferred underwriting commissions							$ 7,000,000
IPO [Member] | Class A Ordinary Shares [Member]
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Sale of stock price per unit	10.00		10.00
Number of shares issued							20,000,000
IPO [Member] | Class A Ordinary Shares [Member] | Maximum [Member]
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Shares redemption percentage					15.00%	15.00%	15.00%
Over-Allotment Option [Member]
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Sale of stock price per unit	$ 10.00		10.00
Underwriters option granted, period	45 days
Number of additional units purchased by underwriters	3,000,000
Sale of stock price per unit					$ 10.00	$ 10.00	$ 10.00
Private Placement [Member]
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Sale of units in initial public offering		4,000,000
Sale of stock price per unit	$ 1.50		$ 1.50
Business Combination Agreement, surrender and forfeit					2,000,000
Business Combination Agreement, issued					2,000,000
Private Placement [Member] | Class B Ordinary Shares [Member]
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Common stock per share price					$ 0.001
Initial Public Offering And Private Placement [Member]
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Gross proceeds from initial public offering	$ 200,000,000		$ 200,000,000
Sale of stock price per unit	$ 10.00		$ 10.00